Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

	December 31,
	2019	2018
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization (the Backlog was fully amortized):	936,898	508,467

Intangible assets, net	$3,393,413	$3,821,844

Amortization expenses for the years ended December 31, 2019, 2018 and 2017 were $428,431, $470,773 and $37,694, respectively. The amortization for each of the next five (5) years should be $428,431.